UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21761

                    Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

141 West Jackson Boulevard

Suite 2150

                                         Chicago, IL 60604

(Address of principal executive offices) (Zip code)

Vadim Avdeychik

Paul Hastings LLP

200 Park Ave.

                           New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-786-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KEELEY Small Cap Value Fund

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

First Quarter Report
December 31, 2018

KEELEY Small Cap Value Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.2%
	Automotive: Parts and Accessories — 2.3%
575,990	Modine Manufacturing Co.†	$6,226,452
68,637	Visteon Corp.†	4,137,438

		10,363,890

	Banking — 16.1%
263,033	BancorpSouth Bank	6,875,683
300,740	CenterState Bank Corp.	6,327,570
218,160	Columbia Banking System Inc.	7,917,026
109,600	IBERIABANK Corp.	7,045,088
530,130	Kearny Financial Corp.	6,796,267
300,740	OceanFirst Financial Corp.	6,769,657
314,500	State Bank Financial Corp.	6,790,055
189,105	Synovus Financial Corp.	6,049,469
331,340	The Bank of NT Butterfield & Son Ltd.	10,387,509
119,285	UMB Financial Corp.	7,272,806

		72,231,130

	Broadcasting — 4.2%
237,023	Nexstar Media Group Inc., Cl. A	18,639,489

	Building and Construction — 3.6%
718,740	KBR Inc.	10,910,473
460,298	TRI Pointe Group Inc.†	5,031,057

		15,941,530

	Business Services — 5.3%
243,429	ABM Industries Inc.	7,816,505
226,840	Ritchie Bros Auctioneers Inc.	7,422,205
59,642	WEX Inc.†	8,353,459

		23,592,169

	Computer Software and Services — 2.7%
244,261	Donnelley Financial Solutions Inc.†	3,426,982
202,889	Verint Systems Inc.†	8,584,234

		12,011,216

	Consumer Products — 1.3%
137,630	Spectrum Brands Holdings Inc.	5,814,868

	Diversified Industrial — 8.8%
212,184	Altra Industrial Motion Corp.	5,336,428
180,956	ESCO Technologies Inc.	11,934,048
248,231	ITT Inc.	11,982,110
140,681	John Bean Technologies Corp.	10,102,303

		39,354,889

	Electronics — 1.5%
511,766	Knowles Corp.†	6,811,605

	Energy and Utilities — 9.1%
159,550	ALLETE Inc.	12,160,901
94,300	Black Hills Corp.	5,920,154
226,845	Delek U.S. Holdings Inc.	7,374,731
1,568,090	HighPoint Resources Corp.†	3,904,544
909,890	Oasis Petroleum Inc.†	5,031,692
401,660	Parsley Energy Inc., Cl. A†	6,418,527

		40,810,549

	Entertainment — 1.8%
37,720	Vail Resorts Inc.	7,952,130

	Financial Services — 10.1%
424,600	Air Lease Corp.	12,827,166
159,550	BOK Financial Corp.	11,699,801
560,710	Opus Bank	10,984,309
397,080	Provident Financial Services Inc.	9,581,540

		45,092,816

Shares		Market Value
	Health Care — 4.3%
494,012	Invacare Corp.	$2,124,252
158,017	The Ensign Group Inc.	6,129,479
165,030	Varex Imaging Corp.†	3,907,910
267,097	Wright Medical Group NV†	7,270,380

		19,432,021

	Hotels and Gaming — 3.8%
1,131,620	Playa Hotels & Resorts NV†	8,136,348
132,020	Ryman Hospitality Properties Inc., REIT	8,804,414

		16,940,762

	Machinery — 1.4%
553,574	Welbilt Inc.†	6,150,207

	Materials — 1.7%
137,632	Sensient Technologies Corp.	7,686,747

	Metals and Mining — 3.1%
318,070	Allegheny Technologies Inc.†	6,924,384
77,475	Kaiser Aluminum Corp.	6,917,743

		13,842,127

	Publishing — 2.4%
1,197,886	Houghton Mifflin Harcourt Co.†	10,613,270

	Real Estate — 2.5%
608,119	Kennedy-Wilson Holdings Inc.	11,049,522

	Real Estate Investment Trusts — 4.1%
502,610	CareTrust REIT Inc.	9,278,181
564,283	Sabra Health Care REIT Inc.	9,299,384

		18,577,565

	Restaurants — 1.6%
441,430	Denny’s Corp.†.	7,155,580

	Retail — 3.3%
874,197	Del Taco Restaurants Inc.†	8,733,228
151,381	Penske Automotive Group Inc.	6,103,682

		14,836,910

	Semiconductors — 1.9%
307,883	Versum Materials Inc.	8,534,517

	Telecommunications — 1.3%
978,701	Extreme Networks Inc.†	5,970,076

	TOTAL COMMON STOCKS	439,405,585

	RIGHTS — 0.0%
	Entertainment — 0.0%
851,756	Media General Inc., CVR†(a)	1

	SHORT TERM INVESTMENT — 1.8%
	Other Investment Companies — 1.8%
7,845,889	Fidelity Investments Money Market Government Portfolio, Cl. I, 2.250%*	7,845,889

	TOTAL INVESTMENTS — 100.0% (Cost $390,217,897)	$447,251,475

*	1 day yield as of December 31, 2018.
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
CVR	Contingent Value Right REIT
Real	Estate Investment Trust

See accompanying notes to schedule of investments.

KEELEY Small Cap Dividend Value Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.9%
	Automotive — 1.7%
47,850	Winnebago Industries Inc.	$1,158,449

	Banking — 19.8%
52,970	BancorpSouth Bank	1,384,636
32,530	Berkshire Hills Bancorp Inc.	877,334
49,805	CenterState Bank Corp.	1,047,897
32,460	Columbia Banking System Inc.	1,177,973
21,590	Glacier Bancorp Inc.	855,396
35,090	Guaranty Bancorp	728,117
15,320	IBERIABANK Corp.	984,770
29,216	LegacyTexas Financial Group Inc.	937,541
50,360	OceanFirst Financial Corp.	1,133,604
42,238	State Bank Financial Corp.	911,918
32,180	The Bank of NT Butterfield & Son Ltd.	1,008,843
34,800	Union Bankshares Corp.	982,404
19,900	Wintrust Financial Corp.	1,323,151

		13,353,584

	Broadcasting — 3.5%
127,330	Entercom Communications Corp., Cl. A	727,054
20,510	Nexstar Media Group Inc., Cl. A	1,612,906

		2,339,960

	Building and Construction — 4.6%
16,380	Granite Construction Inc.	659,786
79,240	KBR Inc.	1,202,863
62,760	Primoris Services Corp.	1,200,599

		3,063,248

	Business Services — 5.7%
11,490	Deluxe Corp.	441,676
26,980	Matthews International Corp., Cl. A	1,095,928
74,680	Outfront Media Inc., REIT	1,353,202
60,910	The Hackett Group Inc.	975,169

		3,865,975

	Computer Software and Services — 1.0%
69,070	TiVo Corp.	649,949

	Consumer Products — 0.9%
32,812	Culp Inc.	620,147

	Consumer Services — 0.4%
19,265	Carriage Services Inc.	298,607

	Diversified Industrial — 2.3%
41,600	Altra Industrial Motion Corp.	1,046,240
6,690	John Bean Technologies Corp.	480,409

		1,526,649

	Electronics — 4.1%
67,575	AVX Corp.	1,030,519
17,785	Dolby Laboratories Inc., Cl. A	1,099,824
18,040	Plantronics Inc.	597,124

		2,727,467

	Energy and Utilities — 14.2%
14,825	ALLETE Inc.	1,129,961
71,050	Atlantica Yield plc	1,392,580
103,200	Berry Petroleum Corp.	903,000
15,620	Black Hills Corp.	980,624
78,065	Covanta Holding Corp.	1,047,632
36,408	Delek U.S. Holdings Inc.	1,183,624
8,010	El Paso Electric Co.	401,541
97,010	Evolution Petroleum Corp.	661,608
32,310	Patterson-UTI Energy Inc.	334,409
40,920	SemGroup Corp., Cl. A	563,878
35,190	South Jersey Industries Inc.	978,282

		9,577,139

Shares		Market Value
	Entertainment — 1.6%
29,070	Cinemark Holdings Inc.	$1,040,706

	Equipment and Supplies — 1.4%
12,955	Regal Beloit Corp.	907,498

	Financial Services — 8.9%
81,249	FNB Corp.	799,490
175,300	Oaktree Specialty Lending Corp.	741,519
44,330	Provident Financial Services Inc.	1,069,683
71,910	Silvercrest Asset Management Group Inc., Cl. A	951,369
38,860	Solar Capital Ltd.	745,723
65,630	Virtu Financial Inc., Cl. A	1,690,629

		5,998,413

	Food and Beverage — 0.3%
3,100	John B Sanfilippo & Son Inc.	172,546

	Health Care — 6.1%
5,545	Chemed Corp.	1,570,788
14,390	FBL Financial Group Inc., Cl. A	944,703
41,881	The Ensign Group Inc.	1,624,564

		4,140,055

	Home Furnishings — 1.9%
54,742	Hamilton Beach Brands Holding Co., Cl. A	1,284,247

	Hotels and Gaming — 2.3%
12,400	Marriott Vacations Worldwide Corp.	874,324
10,440	Ryman Hospitality Properties Inc., REIT	696,244

		1,570,568

	Machinery — 1.2%
26,820	Astec Industries Inc.	809,696

	Materials — 1.5%
64,530	Commercial Metals Co.	1,033,770

	Metals and Mining — 1.1%
17,435	Compass Minerals International Inc.	726,865

	Paper and Forest Products — 1.6%
105,590	Mercer International Inc.	1,102,360

	Real Estate Investment Trusts — 9.2%
72,743	CareTrust REIT Inc.	1,342,836
119,910	City Office REIT Inc.	1,229,077
36,350	National Storage Affiliates Trust	961,821
18,486	PotlatchDeltic Corp.	584,897
68,945	Sabra Health Care REIT Inc.	1,136,214
38,110	STAG Industrial Inc.	948,177

		6,203,022

	Semiconductors — 2.0%
107,940	Cypress Semiconductor Corp.	1,372,997

	Specialty Chemicals — 0.6%
20,710	Hanmi Financial Corp.	407,987

	TOTAL COMMON STOCKS	65,951,904

	SHORT TERM INVESTMENT — 2.1%
	Other Investment Companies — 2.1%
1,440,630	Fidelity Investments Money Market Government Portfolio, Cl. I, 2.250%*	1,440,630

	TOTAL INVESTMENTS — 100.0% (Cost $61,052,872)	$67,392,534

*	1 day yield as of December 31, 2018.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.6%
	Automotive: Parts and Accessories — 1.6%
23,014	Visteon Corp.†	$1,387,284

	Banking — 8.9%
19,474	IBERIABANK Corp.	1,251,789
37,534	PacWest Bancorp	1,249,131
45,498	Synovus Financial Corp.	1,455,481
43,376	The Bank of NT Butterfield & Son Ltd.	1,359,838
23,902	UMB Financial Corp.	1,457,305
52,760	Umpqua Holdings Corp.	838,884

		7,612,428

	Broadcasting — 2.4%
26,556	Nexstar Media Group Inc., Cl. A	2,088,364

	Building and Construction — 3.9%
29,299	Fortune Brands Home & Security Inc.	1,113,069
85,866	KBR Inc.	1,303,446
86,838	TRI Pointe Group Inc.†	949,139

		3,365,654

	Business Services — 3.6%
20,450	Lamar Advertising Co., Cl. A, REIT	1,414,731
11,596	WEX Inc.†	1,624,136

		3,038,867

	Computer Software and Services — 3.8%
19,476	Black Knight Inc.†	877,589
23,458	CDK Global Inc.	1,123,169
28,504	Verint Systems Inc.†	1,206,004

		3,206,762

	Consumer Products — 4.2%
18,058	Brunswick Corp.	838,794
16,466	PVH Corp.	1,530,515
29,036	Spectrum Brands Holdings Inc.	1,226,771

		3,596,080

	Consumer Services — 0.9%
48,954	Carriage Services Inc.	758,787

	Diversified Industrial — 8.5%
36,561	ESCO Technologies Inc.	2,411,198
47,628	ITT Inc.	2,299,004
23,104	John Bean Technologies Corp.	1,659,098
39,304	nVent Electric plc	882,768

		7,252,068

	Electronics — 1.6%
103,746	Knowles Corp.†	1,380,859

	Energy and Utilities — 14.2%
14,252	American Water Works Co. Inc.	1,293,654
31,866	Delek U.S. Holdings Inc.	1,035,964
21,511	Diamondback Energy Inc.	1,994,070
18,944	Evergy Inc.	1,075,451
66,302	MDU Resources Group Inc.	1,580,640
99,144	NRG Energy Inc.	3,926,102
74,890	Parsley Energy Inc., Cl. A†	1,196,742

		12,102,623

	Equipment and Supplies — 1.5%
30,276	A.O. Smith Corp.	1,292,785

	Financial Services — 9.4%
63,648	Air Lease Corp.	1,922,806
99,144	AXA Equitable Holdings Inc.	1,648,765
23,015	BOK Financial Corp.	1,687,690

Shares		Market Value
145,354	FNB Corp.	$1,430,283
34,524	Voya Financial Inc.	1,385,793

		8,075,337

	Food and Beverage — 1.5%
17,528	Lamb Weston Holdings Inc.	1,289,360

	Health Care — 2.9%
8,942	Laboratory Corp. of America Holdings†	1,129,911
49,660	Wright Medical Group NV†	1,351,745

		2,481,656

	Hotels and Gaming — 5.7%
37,533	Gaming and Leisure Properties Inc., REIT	1,212,691
20,450	Ryman Hospitality Properties Inc., REIT	1,363,811
32,754	Wyndham Destinations Inc.	1,173,903
23,902	Wyndham Hotels & Resorts Inc.	1,084,434

		4,834,839

	Metals and Mining — 2.2%
12,038	Kaiser Aluminum Corp.	1,074,873
52,934	SM Energy Co.	819,418

		1,894,291

	Real Estate — 2.1%
18,678	The Howard Hughes Corp.†	1,823,346

	Real Estate Investment Trusts — 6.7%
94,897	CareTrust REIT Inc.	1,751,799
38,241	Iron Mountain Inc.	1,239,391
105,076	Sabra Health Care REIT Inc.	1,731,652
51,784	VICI Properties Inc.	972,503

		5,695,345

	Retail — 5.7%
40,896	Copart Inc.†	1,954,011
165,004	Del Taco Restaurants Inc.†	1,648,390
31,160	Penske Automotive Group Inc.	1,256,371

		4,858,772

	Semiconductors — 1.3%
41,428	Versum Materials Inc.	1,148,384

	Specialty Chemicals — 3.6%
16,466	Ashland Global Holdings Inc.	1,168,427
61,878	Huntsman Corp.	1,193,627
37,885	Valvoline Inc.	733,075

		3,095,129

	Transportation — 1.4%
30,450	AerCap Holdings NV†	1,205,820

	TOTAL COMMON STOCKS	83,484,840

	SHORT TERM INVESTMENT — 2.4%
	Other Investment Companies — 2.4%
2,054,291	Fidelity Investments Money Market Government Portfolio, Cl. I, 2.250%*	2,054,291

	TOTAL INVESTMENTS — 100.0% (Cost $70,988,948)	$85,539,131

*	1 day yield as of December 31, 2018.
†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.0%
	Automotive: Parts and Accessories — 1.2%
22,250	Autoliv Inc.	$1,562,617

	Banking — 3.2%
87,700	Associated Banc-Corp.	1,735,583
21,600	Synovus Financial Corp.	690,984
111,670	Umpqua Holdings Corp.	1,775,553

		4,202,120

	Building and Construction — 1.9%
26,080	Vulcan Materials Co.	2,576,704

	Business Services — 3.6%
31,025	Lamar Advertising Co., Cl. A, REIT	2,146,309
31,810	Total System Services Inc.	2,585,835

		4,732,144

	Computer Software and Services — 2.1%
29,850	DXC Technology Co.	1,587,125
70,320	Perspecta Inc.	1,210,910

		2,798,035

	Consumer Products — 1.3%
38,205	Brunswick Corp.	1,774,622

	Diversified Industrial — 4.3%
142,400	GrafTech International Ltd.	1,629,056
47,660	ITT Inc.	2,300,548
81,700	nVent Electric plc	1,834,982

		5,764,586

	Electronics — 3.1%
29,850	Agilent Technologies Inc.	2,013,681
33,385	Dolby Laboratories Inc., Cl. A	2,064,528

		4,078,209

	Energy and Utilities — 18.4%
20,290	American Water Works Co. Inc.	1,841,723
32,720	Black Hills Corp.	2,054,162
82,990	Cabot Oil & Gas Corp.	1,854,827
36,660	Delek U.S. Holdings Inc.	1,191,817
18,948	Diamondback Energy Inc.	1,756,480
47,605	EQT Corp.	899,258
37,170	Equitrans Midstream Corp.†	744,143
34,965	Evergy Inc.	1,984,963
91,470	MDU Resources Group Inc.	2,180,645
36,770	National Fuel Gas Co.	1,881,889
73,950	NRG Energy Inc.	2,928,420
51,690	OGE Energy Corp.	2,025,731
50,515	Patterson-UTI Energy Inc.	522,830
69,520	PPL Corp.	1,969,502
12,960	UGI Corp.	691,416

		24,527,806

	Entertainment — 1.7%
62,445	Cinemark Holdings Inc.	2,235,531

	Equipment and Supplies — 0.5%
15,200	A.O. Smith Corp.	649,040

	Financial Services — 15.1%
73,580	Air Lease Corp.	2,222,852
12,165	Ameriprise Financial Inc.	1,269,661
25,460	Arthur J Gallagher & Co.	1,876,402
112,330	AXA Equitable Holdings Inc.	1,868,048
32,724	BOK Financial Corp.	2,399,651
31,290	Comerica Inc.	2,149,310
32,725	Discover Financial Services	1,930,121
156,600	FNB Corp.	1,540,944
32,070	Lincoln National Corp.	1,645,512
12,560	Reinsurance Group of America Inc.	1,761,289

Shares		Market Value
36,920	Voya Financial Inc.	$1,481,969

		20,145,759

	Food and Beverage — 2.7%
75,030	Conagra Brands Inc.	1,602,641
27,921	Lamb Weston Holdings Inc.	2,053,869

		3,656,510

	Health Care — 5.2%
14,550	AmerisourceBergen Corp.	1,082,520
13,410	Cigna Corp.	2,546,827
19,150	STERIS plc	2,046,178
11,120	Universal Health Services Inc., Cl. B	1,296,147

		6,971,672

	Hotels and Gaming — 4.6%
128,930	Extended Stay America Inc.	1,998,415
19,300	Marriott Vacations Worldwide Corp.	1,360,843
37,300	Wyndham Destinations Inc.	1,336,832
30,750	Wyndham Hotels & Resorts Inc.	1,395,127

		6,091,217

	Machinery — 4.1%
45,470	BWX Technologies Inc.	1,738,318
34,300	Oshkosh Corp.	2,102,933
11,260	Snap-on Inc.	1,635,965

		5,477,216

	Metals and Mining — 1.1%
92,240	SM Energy Co.	1,427,875

	Real Estate Investment Trusts — 12.2%
148,440	Brixmor Property Group Inc.	2,180,584
29,200	EPR Properties	1,869,676
15,960	Equity LifeStyle Properties Inc.	1,550,195
86,395	Healthcare Trust of America Inc., Cl. A	2,186,657
78,535	Hudson Pacific Properties Inc.	2,282,227
76,190	Iron Mountain Inc.	2,469,318
108,250	Sabra Health Care REIT Inc.	1,783,960
106,980	VICI Properties Inc.	2,009,084

		16,331,701

	Retail — 1.7%
43,070	Foot Locker Inc.	2,291,324

	Semiconductors — 2.4%
146,040	Cypress Semiconductor Corp.	1,857,629
48,160	Versum Materials Inc.	1,334,995

		3,192,624

	Specialty Chemicals — 4.6%
37,035	FMC Corp.	2,739,109
69,630	Huntsman Corp.	1,343,163
35,985	RPM International Inc.	2,115,198

		6,197,470

	TOTAL COMMON STOCKS	126,684,782

	SHORT TERM INVESTMENT — 5.0%
	Other Investment Companies — 5.0%
6,644,928	Fidelity Investments Money Market Government Portfolio, Cl. I, 2.250%*	6,644,928

	TOTAL INVESTMENTS — 100.0% (Cost $136,794,473)	$133,329,710

*	1 day yield as of December 31, 2018.
†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

KEELEY Funds, Inc. (The Corporation)

Notes to Schedule of Investments (Unaudited)

The Corporation’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the Adviser). Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities for which quotations are not readily available are valued by the Funds’ investment adviser, Keeley-Teton Advisors, LLC (the Adviser), at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board of Directors. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs. Keeley Small Cap Value Fund fair valued Media General, Inc. using methods approved by the Corporation’s Board of Directors as of December 31, 2018. No other securities were fair valued by the Funds as of December 31, 2018.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

KEELEY Funds, Inc. (The Corporation)

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/18
KEELEY SMALL CAP VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$439,405,585	—	—	$439,405,585
Rights (a)	—	—	$1	1
Short Term Investments	7,845,889	—	—	7,845,889
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$447,251,474	—	$1	$447,251,475

KEELEY SMALL CAP DIVIDEND VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$65,951,904	—	—	$65,951,904
Short Term Investments	1,440,630	—	—	1,440,630
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$67,392,534	—	—	$67,392,534

KEELEY SMALL-MID CAP VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$83,484,840	—	—	$83,484,840
Short Term Investments	2,054,291	—	—	2,054,291
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$85,539,131	—	—	$85,539,131

KEELEY MID CAP DIVIDEND VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$126,684,782	—	—	$126,684,782
Short Term Investments(a)	6,644,928	—	—	6,644,928
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$133,329,710	—	—	$133,329,710

(a)   Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2018 or September 30, 2018 for Keeley Small Cap Dividend Value Fund, Keeley Small-Mid Cap Value Fund, and Keeley Mid Cap Dividend Value Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

KEELEY Funds, Inc. (The Corporation)

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended.

KEELEY Small Cap Value Fund

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

141 West Jackson Blvd., Suite 2150

Chicago, Illinois 60604

General and Account Information:

800-GABELLI [800-422-3554]

fax: 312-786-5003

website: keeleyfunds.com

e-mail: info@keeleyteton.com

Board of Directors

LAURA D. ALTER	NICHOLAS F. GALLUCCIO*	SEAN LOWRY
Former Managing Director and Senior	President and Chief Executive Officer,	Former Executive Vice President,
Partner of Fixed Income,	Teton Advisors, Inc.	Pacor Mortgage Corp.
Harris Investments
	KEVIN M. KEELEY*	MICHAEL J. MELARKEY
ANTHONY S. COLAVITA	Executive Chairman and President,	Of Counsel,
Attorney, Anthony S. Colavita, P.C.	Keeley -Teton Advisors, LLC	McDonald Carano Wilson LLP

	JEROME J. KLINGENBERGER	KUNI NAKAMURA
JAMES P. CONN	Executive Vice President and,	President of Advanced Polymer, Inc.
Former Managing Director and Chief	Chief Financial Officer
Investment Officer, Financial Security	Grayhill, Inc.
Assurance Holdings Ltd.

*Interested Directors

Officers
JOHN C. BALL	KEVIN CHIN	DEANNA MAROTZ
Treasurer	Vice President	Chief Compliance Officer
THOMAS E. BROWN Jr.	DAVID M. GOLDMAN
Vice President	Secretary

Investment Adviser	Distributor
Keeley-Teton Advisors, LLC	G.distributors, LLC
Custodian	Legal Counsel
State Street Bank and Trust Company	Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at keeleyfunds.com.

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ418QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Funds, Inc.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	2/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	2/21/2019

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer

Date	2/26/2019

* Print the name and title of each signing officer under his or her signature.